Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Depreciation expense	$ 36,802	$ 31,977	$ 41,443	$ 38,821
Property and equipment estimated useful lives			5 Years	7 Years